BRAZOS MUTUAL FUNDS
Supplement dated October 31, 2005 to
Prospectus dated April 1, 2005

The following information replaces in its entirety the second paragraph on page 36 of the Prospectus and the biographical information for each team member listed on pages 36-37 of the Prospectus.

The Adviser continues to manage the Brazos Portfolios using a team approach, and continues to believe that this team approach provides stability in the management of the Portfolios’ holdings. The team of portfolio managers consists of Wayne Willems, Michael Allocco, Jamie Cuellar, Thomas Musick and Eivind Olsen. Biographical information for each team member follows:

Wayne Willems, CFA
Portfolio Manager (Healthcare)
Education:  B.A. Western Illinois University, M.B.A. Northwestern University
Industry Experience:  34 years
Years with Firm: 21 years; currently Chief Executive Officer
Previous Investment Experience:  1976 - 1983:  Mercantile Securities Corp. - Portfolio Manager/Analyst, Member of four-man Strategy Committee; First National Bank of Barrington - Portfolio Manager; Northern Trust - Portfolio Manager.

Michael S. Allocco
Portfolio Manager (Technology, Biotech, Defense, Homebuilding)
Education:  B.A. University of South Florida, M.B.A. University of Chicago
Industry Experience:  10 years
Years with Firm: 2 years; currently Chief Investment Officer
Previous Investment Experience:  HLM Management Company - Sr. Technology Analyst and Portfolio Manager; Dain Rauscher Wessels - Principal, Institutional Equity Sales

Jamie Cuellar, CFA
Portfolio Manager (Gaming, Media, Retail, Restaurants, Telecom)
Education: B.B.A. University of San Diego, M.B.A. Cox School of Business, Southern Methodist University
Industry Experience:  11 years
Years with Firm: 4 years
Previous Investment Experience:   Lee Financial Corporation - Investment  Analyst; Fidelity Investments - Mutual Fund Service Group.

Tom Musick, CFA
Portfolio Manager (Energy, Chemicals, Fertilizers, Machinery)
Education:  B.S. Lehigh University, M.B.A. Southern Methodist University, University Scholar Duke University Law School, Post Graduate work University of California at Berkeley
Industry Experience:  39 years
Years with Firm:  21 years
Previous Investment Experience:  1976 - 1983:  Mercantile Securities Corp. - Portfolio Manager/Analyst, Member of four-man Strategy Committee.  Union Bank of California - Portfolio Manager; First National Bank of Dallas - Research Analyst.

Eivind Olsen, CFA
Portfolio Manager (Healthcare Services)
Education:  B.B.A. Texas Christian University, M.B.A. University of Texas at Austin
Industry Experience:  9 years
Years with Firm: 7 years
Previous Investment Experience: Rauscher Pierce Refsnes - Associate Analyst.

Date: October 31, 2005

BRAZOS MUTUAL FUNDS
Supplement dated October 31, 2005 to
Statement of Additional Information dated April 1, 2005

The team of portfolio managers with responsibility for the day-to-day management of the Brazos Portfolios consists of Wayne Willems, Michael Allocco, Jamie Cuellar, Thomas Musick and Eivind Olsen. [References to Andre Gatien and Brian Graeme under “Portfolio Managers” on pages 36-38 of the Statement of Additional Information are hereby deleted.]

Date: October 31, 2005